Foreign Exchange (Gain) Loss, Net - Schedule of Foreign Exchange Gain Loss Net (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [Line Items]
Unrealized Foreign Exchange (Gain) Loss	$ (108)	$ 59	$ 101	$ (99)
Realized Foreign Exchange (Gain) Loss	35	74	(20)	106
Total	(73)	133	81	7
U.S. Dollar Debt
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [Line Items]
Unrealized Foreign Exchange (Gain) Loss	(71)	28	104	(119)
Other
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [Line Items]
Unrealized Foreign Exchange (Gain) Loss	$ (37)	$ 31	$ (3)	$ 20